Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value per share	$ 0.0002	$ 0.0002	$ 0.0002
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	8,415,434	6,492,622	6,375,426
Common stock, shares outstanding	8,415,434	6,492,622	6,375,426